LIBERTY HIGH YIELD SECURITIES FUND
                               LIBERTY INCOME FUND
                          LIBERTY STRATEGIC INCOME FUND
                         LIBERTY TAX-MANAGED GROWTH FUND
                         LIBERTY TAX-MANAGED VALUE FUND
                       LIBERTY TAX-MANAGED GROWTH FUND II
                   LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
                    LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND
                      LIBERTY INTERMEDIATE GOVERNMENT FUND
                       LIBERTY NEWPORT GREATER CHINA FUND
                            LIBERTY SELECT VALUE FUND
                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
                                THE LIBERTY FUND
                         LIBERTY FEDERAL SECURITIES FUND
                            LIBERTY REAL ESTATE FUND
                         LIBERTY CONTRARIAN INCOME FUND
                             LIBERTY UTILITIES FUND
                       LIBERTY COUNSELOR INCOME PORTFOLIO
                      LIBERTY COUNSELOR BALANCED PORTFOLIO
                       LIBERTY COUNSELOR GROWTH PORTFOLIO
                          LIBERTY SMALL-CAP VALUE FUND
                          LIBERTY GROWTH & INCOME FUND
                               LIBERTY VALUE FUND
                        LIBERTY NEWPORT ASIA PACIFIC FUND
                           LIBERTY NEWPORT TIGER FUND
                           LIBERTY NEWPORT EUROPE FUND
                     LIBERTY ALL-STAR GROWTH AND INCOME FUND
                       LIBERTY INVESTMENT GRADE BOND FUND
                      LIBERTY FLOATING RATE ADVANTAGE FUND

                       Supplement to current Class Z share Prospectuses

The Class Z share prospectuses of the above Funds are amended to revise the categories of investors who are eligible to purchase Class Z shares. The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Funds' distributor or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates. Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by retirement plans described in clause (ii) above are not subject to any initial investment minimum. The Funds reserve the right to change the investment minimums.

G-36/559C-0800                             August 15, 2000